UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark Drive #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski
3375 Westpark Drive #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

September 30, 2017

Church Capital Fund

Annual Report

This is the Annual Report of the Church Capital Fund (“Fund”) for the twelve months ended September 30, 2017. The Fund is an investment company that was designed to focus on investing in church mortgage bonds and church mortgage loans (“Church Securities”). The Annual Report includes detailed information about the Fund, including performance information, portfolio holdings and financial statements.  This letter provides comments from the portfolio manager regarding the Church Securities market and outlook.

The Fund produced a 1.09% total return for the twelve months ended September 30, 2017. The Barclays Capital U.S. Government/Credit Index returned -.01% for the same period.

ECONOMY

The economy of the United States has continued to improve gradually throughout the year. Unemployment, a good indicator of economic health hit 4.2% in September 2017 according to the Bureau of Labor Statistics. At the peak of the recession, unemployment was 9.9%. A recent report by the Bureau of Economic Analysis reported that the U.S. economy grew 3.1% in the second quarter of 2017 and 3.0% in the third quarter of 2017, very good rates of growth for an economy the size of the United States. As the economy improves, interest rates are expected to increase. The Fed has raised the Fed Funds rate three times since December 2016 and is expected to raise rates one more time this year.

CHURCH BOND MARKET

The Church Securities market continues to be very illiquid.  Although we have seen increased interest in the last year for certain Church Securities, it is still at very low levels and only for small amounts of these securities. The trustee on the majority of the Church Securities owned by the Fund, has reported that a few churches whose bonds are not held by the Fund have been able to find financing. This is a very encouraging development that indicates to us that the real estate market has firmed in a few areas and that at least a few lenders are stepping up.

PORTFOLIO

The Fund’s portfolio has a mix of Church Securities, including Church Securities that have stayed current, restructured Church Securities and distressed Church Securities. We actively monitor all of the Church Securities in the Fund and keep in close contact with the trustees of those securities so that we have the most current information regarding the actions taken by the trustees.

As you know, there were two hurricanes in the Gulf Coast area this year that were very destructive. Hurricane Harvey hit Texas and dropped unprecedented amounts of rain in the Houston area. The Fund does own a mortgage on a church in the Houston area that survived with minimal damage. The Fund also owns securities issued by a church in Louisiana that was impacted by the storm, but only slightly.  A  short time after Harvey, Hurricane Irma struck Florida and did significant damage to the area it went through. The Fund owns securities of churches in the Florida area, primarily Jacksonville. Thankfully,

1

none of the Florida churches represented in the Fund’s portfolio sustained any meaningful damage. However, the storms have affected the revenue of these churches due to missed services and damage sustained by members of their congregations. The trustee did allow the affected churches to delay their payments for a month. We will continue to monitor this area.

In our last letter, we mentioned that three properties underlying Church Securities held by the Fund were being actively marketed. Of those, one, Celebration/Faithbridge, has been sold. The proceeds should be received before the end of 2017. At this time, the other two properties are still being actively marketed but it is difficult to estimate when they might be sold. In addition, one of the church mortgages held by the Fund paid off early in the period since the last shareholder letter.

CONCLUSION

The Church Securities markets continue to be challenging. We stay in close contact with the trustees of the Church Securities, who control the foreclosure process. For the foreseeable future, liquidity will continue to be a challenge for Church Securities because of the sector’s scarcity of opportunities to obtain financing.  Moreover, the improving economy of the U.S. has many economists expecting interest rates to rise. In the event that interest rates do rise, Church Security prices and the value of the underlying real estate will likely be negatively affected.

Shareholders are reminded that, since October 1, 2016, the Funds’ Board of Trustees has held direct responsibility for the management of the Fund.  The Fund no longer has an outside investment adviser.  This change has, in the Board’s view, not negatively affected management quality.   Please see Note 1 in the Notes to the Financial Statements for further details of the arrangement.

We value your business and continue to work on your behalf to provide the best possible value for the Fund’s shareholders. If you would like more information about the Fund, we invite you to contact us at 713-624-2312.

Edward L. Jaroski President Church Capital Fund
Claude C. Cody IV Portfolio Manager Church Capital Fund

CHURCH CAPITAL FUND

STATE SECTOR DIVERSIFICATION

SEPTEMBER 30, 2017 (Unaudited)

The table below sets forth the diversification of the Church Capital Fund investments by State.

State Diversification - Bonds and Mortgages		Percent*
	California	13.44%
	Florida	14.99%
	Georgia	10.00%
	Illinois	0.86%
	Indiana	4.02%
	Louisiana	3.72%
	Maryland	0.19%
	Massachusetts	1.56%
	Nevada	1.32%
	North Carolina	0.09%
	Rhode Island	4.68%
	Tennessee	3.45%
	Texas	4.00%
	Washington	2.03%
	Total Bonds and Mortgages	64.35%
Other
	Exchange Traded Fund	4.53%
	Short-Term Investments	31.05%
	Other	0.07%
		100.00%

* Percentages indicated are based on total net assets as of September 30, 2017.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

CHURCH MORTGAGE BONDS (a)

California		10.88%
	Sonrise Baptist Church of Clovis (c) (d) (e) (i)
749,288	7.50%, 06/01/2020		$ 609,771

	Trinity Southern Baptist Church of Livermore, California
111,000	7.30%, 03/18/2030		99,467
128,000	7.30%, 09/18/2030		113,536
143,000	7.30%, 03/18/2032		123,323
			336,326
	The United Pentecostal Church of Modesto, Inc. (c) (d) (i)
11,016	7.50%, 11/21/2020		3,122
23,684	7.50%, 05/21/2021		6,707
23,684	7.50%, 11/21/2021		6,672
24,786	7.50%, 05/21/2022		6,990
28,091	7.60%, 11/21/2023		7,944
29,192	7.60%, 05/21/2024		8,264
30,294	7.60%, 11/21/2024		8,585
30,845	7.60%, 05/21/2025		8,748
32,497	7.60%, 11/21/2025		9,168
34,150	7.60%, 05/21/2026		9,641
36,353	7.60%, 05/21/2027		10,201
38,005	7.60%, 11/21/2027		10,668
39,107	7.60%, 05/21/2028		10,981
40,208	7.60%, 11/21/2028		11,291
47,369	7.60%, 11/21/2030		13,315
49,021	7.60%, 05/21/2031		13,780
50,674	7.60%, 11/21/2031		14,249
52,877	7.60%, 05/21/2032		14,869
54,529	7.60%, 11/21/2032		15,203
56,732	7.60%, 05/21/2033		15,817
61,690	7.60%, 05/21/2034		17,199
63,342	7.60%, 11/21/2034		17,660
			241,074
	Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991	8.40%, 10/15/2020		14,261
17,557	8.40%, 04/15/2021		14,736
18,124	8.40%, 10/15/2021		15,188
19,257	8.40%, 04/15/2022		16,160
19,823	8.40%, 10/15/2022		16,637
20,389	8.40%, 04/15/2023		17,156
21,522	8.40%, 10/15/2023		18,046

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

22,655	8.40%, 04/15/2024		$ 19,012
23,221	8.40%, 10/15/2024		19,504
24,354	8.40%, 04/15/2025		20,472
25,487	8.40%, 10/15/2025		21,317
26,619	8.40%, 04/15/2026		22,275
27,186	8.40%, 10/15/2026		22,619
28,885	8.40%, 04/15/2027		24,038
30,018	8.40%, 10/15/2027		24,984
31,150	8.40%, 04/15/2028		25,933
32,283	8.40%, 10/15/2028		26,882
33,982	8.40%, 04/15/2029		28,304
35,115	8.40%, 10/15/2029		29,251
36,814	8.40%, 04/15/2030		30,674
38,513	8.40%, 10/15/2030		32,093
39,646	8.40%, 04/15/2031		33,041
41,911	8.40%, 10/15/2031		34,937
43,044	8.40%, 04/15/2032		35,886
45,310	8.40%, 10/15/2032		37,462
47,009	8.40%, 04/15/2033		38,867
49,274	8.40%, 10/15/2033		40,740
50,973	8.40%, 04/15/2034		42,145
39,080	8.40%, 10/15/2034		32,311
			754,931
Florida		14.99%
	Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,445,799	2.00%, 06/01/2027		579,910

	Bethel Baptist Institutional Church, Inc. (e) (i)
251,757	0.00%, 01/01/2022 (f)		25
1,631,955	4.00%, 01/01/2022		806,839
			806,864
	Celebration Baptist Church of Jacksonville, Florida, Inc. (c) (d) (i)
3,405	8.10%, 06/15/2015		3,405
6,610	8.20%, 12/15/2015		6,610
13,020	8.40%, 12/15/2020		13,150
13,821	8.40%, 06/15/2021		13,960
14,222	8.40%, 12/15/2021		14,347
14,823	8.40%, 06/15/2022		14,971
14,222	8.40%, 12/15/2022		14,364
2,003	8.40%, 06/15/2025		2,023
4,607	8.40%, 12/15/2026		4,612
4,807	8.40%, 06/15/2027		4,814
5,809	8.40%, 12/15/2029		5,822

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

6,410	8.40%, 12/15/2030		$ 6,427
23,436	8.40%, 12/15/2032		23,314
16,826	8.40%, 12/15/2033		16,739
39,862	8.40%, 06/15/2034		39,654
14,022	8.40%, 12/15/2034		13,949
			198,161
	Manifestations Worldwide, Inc.
56,000	7.60%, 03/17/2034		48,714
59,000	7.60%, 09/17/2034		51,035
60,000	7.60%, 03/17/2035		51,510
63,000	7.60%, 09/17/2035		53,789
65,000	7.60%, 03/17/2036		55,055
68,000	7.60%, 09/17/2036		57,215
70,000	7.60%, 03/17/2037		58,520
73,000	7.60%, 09/17/2037		60,984
76,000	7.60%, 03/17/2038		63,103
79,000	7.60%, 09/17/2038		65,064
			564,989
	Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
145,273	7.00%, 11/5/2019		108,185

	Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852	5.25%, 07/01/2036		334,906

	Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054	4.00%, 11/15/2022		83,051

Georgia		6.94%
	Bible Baptist Church of Newnan, Inc. (c) (d) (i)
32,000	7.60%, 03/01/2015		192
33,000	7.70%, 09/01/2015		198
39,000	7.80%, 03/01/2018		234
11,000	7.80%, 09/01/2018		67
45,000	7.80%, 09/01/2019		275
46,000	7.80%, 03/01/2020		281
48,000	7.80%, 09/01/2020		293
50,000	7.80%, 03/01/2021		305
56,000	7.90%, 09/01/2022		342
50,000	7.90%, 03/01/2023		305
38,000	7.90%, 03/01/2034		228
89,000	7.90%, 09/01/2035		534
159,000	7.90%, 03/01/2036		954
64,000	7.90%, 09/01/2036		384

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

51,000	8.00%, 09/01/2021		$ 311
54,000	8.00%, 03/01/2022		329
			5,232
	Victory Baptist Church of Loganville, Inc
69,000	7.90%, 07/15/2030		64,529
74,000	7.90%, 07/15/2031		68,176
81,000	7.90%, 07/15/2032		73,540
87,000	7.90%, 07/15/2033		78,370
90,000	7.90%, 01/15/2034		80,766
95,000	7.90%, 07/15/2034		84,873
98,000	7.90%, 01/15/2035		86,926
101,000	7.90%, 07/15/2035		89,112
106,000	7.90%, 01/15/2036		92,856
110,000	7.90%, 07/15/2036		95,865
115,000	7.90%, 01/15/2037		100,108
119,000	7.90%, 07/15/2037		102,661
123,000	7.90%, 01/15/2038		105,669
129,000	7.90%, 07/15/2038		110,450
			1,233,901
Illinois		0.86%
	First Baptist Church of Melrose Park (c) (d) (i)
19,843	7.80%, 06/12/2019		5,649
20,976	7.80%, 12/12/2019		5,980
20,976	7.80%, 06/12/2020		5,966
22,677	7.80%, 12/12/2020		6,434
23,244	7.80%, 06/12/2021		6,587
23,811	7.80%, 12/12/2021		6,712
25,512	7.80%, 06/12/2022		7,199
28,347	7.90%, 12/12/2023		8,022
28,913	7.90%, 06/12/2024		8,191
30,614	7.90%, 12/12/2024		8,679
31,748	7.90%, 06/12/2025		9,010
24,378	7.90%, 06/12/2030		6,855
48,756	7.90%, 12/12/2030		13,710
13,606	7.90%, 12/12/2033		3,795
63,496	7.90%, 06/12/2034		17,709
66,331	7.90%, 12/12/2034		18,500
25,512	8.00%, 12/12/2022		7,238
27,213	8.00%, 06/12/2023		7,728
			153,964
Indiana		4.02%
	Madison Park Church of God, Inc. (e) (i)
1,694,802	4.00%, 01/01/2033		717,070

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

Louisiana		3.72%
	Living Way Apostolic Church, Inc.
103,000	7.90%, 10/20/2030		$ 95,872
15,000	7.90%, 10/20/2031		13,748
91,000	7.90%, 04/20/2032		83,265
121,000	7.90%, 10/20/2032		109,420
126,000	7.90%, 04/20/2033		113,891
136,000	7.90%, 04/20/2034		121,856
141,000	7.90%, 10/20/2034		125,405
			663,457
Maryland		0.19%
	Ark of Safety Christian Church, Inc. (d) (e) (i)
46,508	4.50%, 05/15/2027		33,430

Massachusetts		1.56%
	Harvest Ministries of New England, Inc.
95,000	7.30%, 02/20/2033		81,206
114,000	7.30%, 08/20/2033		96,877
118,000	7.30%, 02/20/2034		99,840
			277,923
North Carolina		0.09%
	Accumulated Resources of Kindred Spirits (c) (d) (i)
60,726	7.75%, 12/01/2009		15,704

Rhode Island		4.68%
	The Cathedral of Life Christian Assembly (d) (i)
11,000	7.50%, 08/15/2017		7,660
23,000	7.50%, 08/15/2020		16,178
23,000	7.50%, 02/15/2021		16,178
25,000	7.50%, 08/15/2021		17,585
25,000	7.50%, 02/15/2022		17,513
35,000	7.60%, 08/15/2026		24,560
37,000	7.60%, 02/15/2027		25,804
39,000	7.60%, 08/15/2027		27,206
40,000	7.60%, 02/15/2028		27,912
41,000	7.60%, 08/15/2028		28,614
43,000	7.60%, 02/15/2029		30,018
45,000	7.60%, 08/15/2029		31,419
46,000	7.60%, 02/15/2030		32,126
48,000	7.60%, 08/15/2030		33,528
50,000	7.60%, 02/15/2031		34,930
52,000	7.60%, 08/15/2031		36,332
53,000	7.60%, 02/15/2032		37,042

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

58,000	7.60%, 02/15/2033		$ 40,182
60,000	7.60%, 08/15/2033		41,568
62,000	7.60%, 02/15/2034		42,954
65,000	7.60%, 08/15/2034		45,032
67,000	7.60%, 02/15/2035		46,418
70,000	7.60%, 08/15/2035		48,496
62,000	7.60%, 08/15/2036		42,954
58,000	7.60%, 02/15/2037		40,182
7,000	7.60%, 08/15/2037		4,850
26,000	8.00%, 08/15/2022		18,288
28,000	8.00%, 02/15/2023		19,695
			835,224
Tennessee		3.45%
	Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000	8.40%, 07/18/2021		13,346
39,000	8.40%, 10/18/2021		13,619
40,000	8.40%, 01/18/2022		14,020
41,000	8.40%, 04/18/2022		14,383
41,000	8.40%, 07/18/2022		14,391
42,000	8.40%, 10/18/2022		14,755
44,000	8.40%, 01/18/2023		15,466
44,000	8.40%, 04/18/2023		15,475
45,000	8.40%, 07/18/2023		15,836
46,000	8.40%, 10/18/2023		16,123
47,000	8.40%, 01/18/2024		16,478
47,000	8.40%, 04/18/2024		16,488
34,000	8.40%, 07/18/2024		11,931
50,000	8.40%, 10/18/2024		17,555
51,000	8.40%, 01/18/2025		17,911
52,000	8.40%, 04/18/2025		18,273
54,000	8.40%, 10/18/2025		18,884
56,000	8.40%, 01/18/2026		19,583
56,000	8.40%, 04/18/2026		19,589
58,000	8.40%, 10/18/2026		20,172
60,000	8.40%, 01/18/2027		20,868
35,000	8.40%, 10/18/2028		12,184
30,000	8.40%, 01/18/2029		10,443
52,000	8.40%, 04/18/2029		18,106
20,000	8.40%, 07/18/2029		6,964
75,000	8.40%, 10/18/2029		26,115
77,000	8.40%, 01/18/2030		26,811
78,000	8.40%, 04/18/2030		27,167
81,000	8.40%, 07/18/2030		28,212

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount			Fair Value

81,000	8.40%, 10/18/2030		$ 28,220
21,000	8.40%, 04/18/2031		7,316
38,000	8.40%, 07/18/2031		13,239
88,000	8.40%, 10/18/2031		30,668
100,000	8.40%, 04/18/2033		34,560
			615,151
Washington		2.03%
	Cascade Christian Center of Skagit Valley (e) (i)
550,100	5.00%, 10/20/2020		363,011

Total Church Mortgage Bonds (Cost $17,648,341)		53.41%	9,532,235

CHURCH MORTGAGE LOANS (b)

California		2.56%
	Mount Olive Missionary Baptist Church of Fresno (e) (i)
854,370	3.50%, 08/25/2020		456,661
Georgia		3.06%
	God First Breakthrough Ministries, Inc. (e) (i)
992,977	3.00%, 03/01/2020		547,031

Nevada		1.32%
	Iglesia Christiana Verbo De Dios, Inc. (c) (e) (i)
272,867	0.00%, 04/01/2018		236,248
Texas		4.00%
	Pleasant Grove Baptist Church (e) (i)
789,415	4.00%, 07/01/2023		714,894

Total Church Mortgage Loans (Cost $2,909,629)		10.94%	1,954,834

EXCHANGE TRADED FUND		4.53%

Exchange Traded Fund
35,000	PowerShares Senior Loan Portfolio (Cost $809,550) (h)		809,550

SHORT TERM INVESTMENT		31.05%

Money Market Fund
5,544,151	Federated Gov't Obligations Fund-Inst'l Shares- 0.90% (g) (h) (Cost $5,544,151)		5,544,151

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

SCHEDULE OF INVESTMENTS (Continued)

        SEPTEMBER 30, 2017

Shares/Principal Amount		Fair Value

Total Investments - (Cost $26,911,671)	99.93%	$17,840,770

ASSETS IN EXCESS OF LIABILITIES	0.07%	12,393

Net Assets	100.00%	$17,853,163

(a)  The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering.  The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.

(b)  The Mortgagee has the right to prepay the Loans at any time.  The Loans are generally considered to be illiquid due to the limited, if any, secondary market.  The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's Church Loan Fund.  See Note 3.

(c)  Represents non-income producing security.

(d)  Security is in default or is delinquent on interest or principal payments.  As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.

(e)  The trustee of the issuer has completed restructuring of the bond and/or mortgage.  The restructured terms reduced the interest rate and/or shortened the maturity period.

(f)   Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee.  The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.

(g)  Rate shown represents the 7 day effective yield as of September 30, 2017, is subject to change and resets daily.

(h)  Mutual funds and exchange traded funds are priced at their NAV as of September 30, 2017.

(i)  Security is fair valued by management as of September 30, 2017. See Note 3.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2017

Assets:
Investments in Securities, at Fair Value (Cost $26,911,671)	$17,840,770
Cash	843
Interest and Dividends Receivable	120,653
Prepaid expenses	3,996
Total Assets	17,966,262

Liabilities:
Accrued Service Fees	1,030
Accrued Custody Fees	977
Accrued Audit Fees	82,548
Accrued Legal Fees	2,548
Accrued Miscellaneous Fees	6,392
Accrued Compensation	12,618
Accrued Printing Expenses	3,930
Accrued Transfer Agent Fees	3,056
Total Liabilities	113,099
Net Assets	$17,853,163

Net Assets Consist of:
Paid In Capital	$33,729,350
Undistributed Net Investment Income	115,863
Accumulated Realized Loss on Investments	(6,921,149)
Unrealized Depreciation in Fair Value of Investments	(9,070,901)
Net Assets, for 1,562,027 Shares Outstanding (6,200,000 Shares Authorized)	$17,853,163

Net Asset Value per share ($17,853,163/1,562,027 shares)	$ 11.43

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF OPERATIONS

For the year ended SEPTEMBER 30, 2017

Investment Income:
Interest	$ 993,941
Dividends	2,452
Total Investment Income	996,393

Expenses:
Audit Fees	82,548
Service Fees	3,427
Transfer Agent and Accounting Fees (Note 4)	36,759
Compensation & Benefits (Note 4)	199,368
Compliance Fees	5,073
Miscellaneous Fees	22,803
Insurance Expense	18,622
Registration Fees	13,740
Printing and Mailing Fees	14,021
Custody Fees	9,628
Trustees' Retainer and Meeting Expenses	22,080
Legal Fees	37,422
Total Expenses	465,491

Net Investment Income	530,902

Realized and Unrealized Gain/(Loss) on Investments:
Realized Loss on Investments	(532,933)
Net Change in Unrealized Depreciation on Investments	239,240
Realized and Unrealized Gain/(Loss) on Investments	(293,693)

Net Increase in Net Assets Resulting from Operations	$ 237,209

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30,	September 30,
	2017	2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 530,902	$ 335,767
Net Realized Loss on Investments	(532,933)	(2,234,443)
Change in Unrealized Depreciation on Investments	239,240	1,909,328
Net Increase in Net Assets Resulting from Operations	237,209	10,652

Distributions to Shareholders:
Net Investment Income	(282,115)	(375,810)
Return of Capital Distribution	-	(8,947,402)
Total Dividends and Distributions Paid to Shareholders	(282,115)	(9,323,212)

Capital Share Transactions:
Shares Issued on Reinvestment of Dividends	61,475	70,359
Cost of Shares Repurchased	(967,545)	(1,000,802)
Net Decrease from Shareholder Activity	(906,070)	(930,443)

Net Assets:
Net Decrease in Net Assets	(950,976)	(10,243,003)
Beginning of Year	18,804,139	29,047,142
End of Year (Including Undistributed Net Investment Income/(Distributions in Excess of Accumulated Undistributed Net Investment Loss) of $115,863 and ($265,076), respectively)	$17,853,163	$18,804,139

Share Transactions:
Shares Issued on Reinvestment of Dividends	5,291	4,795
Shares Repurchased	(81,718)	(86,106)
Net Decrease in Shares	(76,427)	(81,311)
Outstanding at Beginning of Year	1,638,454	1,719,765
Outstanding at End of Year	1,562,027	1,638,454

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

STATEMENT OF CASH FLOWS

       For the year ended SEPTEMBER 30, 2017

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 237,209
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Proceeds from disposition of long-term investment securities	2,831,335
Purchases of long-term investment securities and accretion	(1,949,333)
Purchases of short-term investments, net	(285,375)
Decrease in prepaid expenses	2,495
Increase in interest and dividends receivable	(11,459)
Increase in accrued expenses	70,463
Net change in unrealized depreciation on investments	(239,240)
Realized loss on investments	532,933
Net cash provided by operating activities	$ 1,189,028

Cash flows provided by/(used for) financing activities:
Distributions paid in cash	(220,640)
Payments for shares repurchased	(967,545)
Net cash provided by (used for) financing activities	(1,188,185)

Net increase/(decrease) in cash	$ 843

Cash (excluding short-term investments):
Beginning balance	-
Ending balance	$ 843

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends of $61,475.

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended September 30,
	2017	2016	2015	2014	2013

Net Asset Value, at Beginning of Year (a)	$ 11.48	$ 16.89	$ 17.66	$ 17.55	$ 16.81

Income From Investment Operations:
Net Investment Income (b)	0.32	0.20	0.54	0.84	0.17
Net Gain/(Loss) on Securities (Realized and Unrealized)	(0.19)	(0.21)	(0.75)	0.12	0.86
Total from Investment Operations	0.13	(0.01)	(0.21)	0.96	1.03

Distributions:
Net Investment Income	(0.18)	(0.19)	(0.56)	(0.85)	(0.29)
Return of Capital	-	(5.21)	-	-	-
Total from Distributions	(0.18)	(5.40)	(0.56)	(0.85)	(0.29)

Net Asset Value, at End of Year (a)	$ 11.44	$ 11.48	$ 16.89	$ 17.66	$ 17.55

Market Value (c)	$ -	$ -	$ -	$ -	$ -

Total Return (d)	1.09%	(1.84)%	(1.28)%	5.60%	6.15%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 17,853	$ 18,804	$ 29,047	$ 31,743	$ 32,807
Before Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.45%	1.72%	1.56%	2.23%	5.41%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.13%	3.01%	4.64%	0.86%
After Reimbursements, Waivers and Recoupments
Ratio of Expenses to Average Net Assets	2.45%	1.62%	1.46%	2.13%	5.31%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.23%	3.11%	4.74%	0.96%
Portfolio Turnover	14.55%(e)	0.24%(e)	28.78%(e)	3.60%	11.91%
Average Short-term Borrowing Outstanding	$ 0	$ 0	$ 0	$ 0	$ 210,411
Weighted Average Fund Shares Outstanding (Thousands)	1,635	1,716	1,800	1,875	1,960
Average Short-term Borrowing Outstanding Per Share	N/A	N/A	N/A	N/A	$ 0.11
Asset Coverage	N/A	N/A	N/A	N/A	N/A

(a) Price does not include sales charge.

(b) Amount calculated based on average shares outstanding throughout the year/period.

(c) There is no established secondary market for the Fund's shares.

(d) Total return is computed assuming shares are purchased and redeemed at the Fund's net asset value and excludes the effect of sales charges and repurchase fees.  Dividends are assumed to be reinvested at the Fund's net asset value.  Pursuant to a waiver by the Fund's distributor, from December 7, 2006 through January 28, 2009, no sales charge is applicable to sales of Fund shares.  A maximum sales charge of up to 1.50%, unless waived or reduced, was applicable to sales of Fund shares beginning January 29, 2009.  Effective August 1, 2010 through January 24, 2013, the maximum sales charge of up to 3.25%, unless waived or reduced, was applicable to sales of Fund shares.  Effective January 24, 2013, the Fund was closed to new share sales.

(e) Portfolio turnover figure includes the restructures of long-term investment securities.

N/A  Not applicable

The accompanying notes are an integral part of these financial statements.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2017

(1)

ORGANIZATION

The Church Capital Fund, formerly Capstone Church Capital Fund, (the "Fund") is a non-diversified closed-end management investment company. The Fund was organized as a Delaware statutory trust in October 2004, and is registered with the Securities and Exchange Commission (“SEC”).  The Fund’s principal business has been managing its assets which were invested primarily in mortgage bonds and mortgage loan obligations issued by churches and other Christian non-profit organizations that have a stated Christian mission (“Borrowers”).  Due to pressures stemming from the financial crisis that began in 2008, the Fund has found it increasingly advisable to temporarily cease purchases of new church mortgage bonds and church mortgage loans (“Church Securities”) and to reduce its holdings of these securities when opportunities were found to sell at prices deemed advantageous to the Fund and its shareholders.  Concurrently, because these extraordinary market conditions have continued to have a negative effect on the value of the Fund’s holdings of Church Securities, the percentage of the Fund’s holdings of Church Securities has been decreasing while the Fund’s holdings of cash and liquid securities have been increasing, both as a result of the Fund’s sales of Church Securities and from a conscious effort by the Fund’s management to assure that the Fund will have sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer.  At its meeting on May 11, 2016, the Board of the Trustees (“Board”) of the Fund authorized a special distribution to shareholders which decreased the amount and percentage of cash and other liquid securities held by the Fund.  As of September 30, 2017, investments in cash and other liquid securities, which may reduce the Fund’s overall portfolio maturity and the Fund’s yield, constituted 36% of the Fund’s portfolio. To the extent consistent with the Fund’s need to maintain sufficient liquid assets available for expenses, to make required distributions of dividends and capital gains and to honor its legal obligation to make an annual repurchase offer, the Fund may invest a portion of its liquid assets in securities, including Church Securities, in an effort to generate additional income.

The Board, at a meeting held September 15, 2016, established a new arrangement whereby the Board assumed direct responsibility for management of the Fund.  The new arrangement is designed to benefit the Fund and its shareholders by eliminating certain Fund contractual expenses, including investment advisory, administration and compliance services expenses.  (See Note 4.)  Because the Fund is no longer selling its shares, its assets are being steadily reduced through its annual repurchase offers, and there are limited opportunities for the Fund to invest in new Church Securities, the Board believes those services are no longer essential to the Fund’s management and that direct management by the Board will provide better value for shareholders.

(2)

INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide a high level of current income.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

(3)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.  The following summarizes the significant accounting policies of the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance under GAAP.

Security Valuation

The Fund’s investments in Church Securities are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in Church Securities on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such Church Securities using a pricing service when such prices are believed to reflect fair value. Church Securities with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s management no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s management has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve.  The Adviser has constructed and maintained a benchmark yield

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

curve based on new issue church bonds and mortgages meeting the Fund’s investment requirements.  The Fund has obtained credit research and analysis from various industry sources, including an underwriter of church bonds and mortgages.  The Market Approach is sensitive to changes in the yield of new church bond and mortgage issues and the discount rate applied to the matrix.  A reduced yield causes the price to increase.  An increased discount rate causes the price to decrease.

When the bond or mortgage issue becomes delinquent on sinking fund or mortgage payments or when significant principal or balloon payments are due within the next 3 years, it has been the judgment of the Fund that the credit quality of the issuer may be impacted.  Pursuant to fair value procedures adopted by the Fund’s Board of Trustees, the Fund, under these circumstances, could determine an adjustment is necessary to the matrix price.   The relevant inputs that the Fund could consider in establishing the fair value include, but have not been limited to:

-

the general conditions in the church bond market and the overall financial market

-

the transaction price of any recent sales or purchases of the security

-

the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer

-

the estimated value of the underlying collateral

-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Adviser has taken an Income Approach to the valuation of the securities.  The relevant inputs that the Adviser could consider in using the Income Approach to determine a fair value include, but have not been limited to:

-

any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages

-

any current listing price or related data

-

index adjusted appraisal values based on published real estate sources

-

estimated costs associated with the disposition of the property

-

risk adjusted discount rate

-

estimated time to sell in years

-

probability of foreclosure

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in an appraisal value or other estimate of the value of the underlying real

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

estate, causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.  In determining the fair value of Church Securities, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the bond or mortgage.  For Church Securities that have been restructured, the Fund has valued such bonds or mortgages under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, in which case the Market Approach may be utilized.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the Church Loan Assets Master LLC (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in exchange traded funds and money market funds are generally priced at the respective fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for exchange traded funds and money market funds.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, Church Securities are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing and; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of September 30, 2017:

Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2017
Church Mortgage Bonds	$ -	$ -	$ 9,532,235	$ 9,532,235
Church Mortgage Loans	-	-	1,954,834	1,954,834
Exchange Traded Fund	809,550	-	-	809,550
Short Term Investments	5,544,151	-	-	5,544,151
	$ 6,353,701	$ -	$ 11,487,069	$ 17,840,770

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the year ended September 30, 2017.

See the Schedule of Investments for state classification of Church Securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Church Mortgage Bonds	Church Mortgage Loans	Total
Balance as of 10/1/2016	$ 10,739,388	$ 2,732,056	$ 13,471,444
Accrued Accretion/(Amortization)	1,961	-	1,961
Unrealized Appreciation/(Depreciation)	179,267	61,023	240,290
Realized Gain/(Loss)	(534,207)	916	(533,291)
Gross Sales and Paydowns	(1,992,174)	(839,161)	(2,831,335)
Gross Restructures	1,138,000	-	1,138,000
Transfers In/(Out) of Level 3	-	-	-
Balance as of 9/30/2017	$ 9,532,235	$ 1,954,834	$ 11,487,069

The total change in unrealized appreciation/(depreciation) for the year ended September 30, 2017 included in the Statement of Operations attributable to Level 3 investments still held at September 30, 2017, includes:

Change in Unrealized
Appreciation/(Depreciation)
Church Mortgage Bonds	$(341,148)
Church Mortgage Loans	(30,277)
Total	$(371,425)

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fund's management in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at September 30, 2017:

	Fair Value at September 30, 2017	Valuation Approach	Significant Unobservable Input(s)	Range

Type of Assets

Church Mortgage Bonds and Loans	$ 5,007,537	Income Approach	Disposition costs	7.79% - 97%
			Discount rate	.5% - 4.7%
			Time to sell	0 – 4.5 years

Church Mortgage Bonds and Loans	3,402,934	Market Approach	New issue bond yield	5.6% - 7.6%
			Discount	6.91% - 29.15%
	8,410,471

Church Mortgage Bonds	3,076,598	Vendor Pricing
Total	$11,487,069

Security Transactions and Investment Income

For financial reporting purposes, portfolio security transactions are recorded on the trade date.  Net realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.  Interest income, adjusted for accretion of discounts and amortization of premiums using the effective interest method, is recorded on the accrual basis.  Debt obligations are placed in a non-accrual status and related interest income reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. Debt obligations that have been restructured or have been previously placed on a non-accrual status will reinstate interest accruals, once the Fund has received two consecutive payments on time and have no indication from the trustee that the restructured debt obligor is delinquent. The treatment of such accruals and receivables may be different for federal income tax purposes.

Purchases (including restructures) and sales of investment securities (excluding short-term investments, U.S. government and U.S. government agency securities) aggregated $1,949,333 and $2,831,335, respectively, for the year ended September 30, 2017. Purchases and sales of U.S. government and U.S. government agency securities aggregated $0 and $1,750,000, respectively, for the year ended September 30, 2017.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Dividends and Distributions

Effective October 1, 2010, dividends are declared and paid quarterly.  Distributions from net realized capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund.  These book and tax accounting differences primarily relate to the tax recognition of interest income which is different from book interest income.  This differential between book and tax results in a required increase in distributions from net investment income.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Federal Income Taxes

The Fund intends to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code and accordingly will generally not be subject to federal and state income taxes or federal excise taxes to the extent that the Fund intends to make sufficient distributions of net investment income and net realized capital gains.  For the year ended September 30, 2017, the Fund qualified under these provisions and accordingly, no provision for federal income tax has been made.

As of and during the year ended September 30, 2017, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Fund’s Statement of Operations.  During the year ended September 30, 2017, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for tax years ending September 30, 2014, and after.  For all open tax years, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

(4)

 AGREEMENTS

The Board appointed Officers of the Fund which for the year ended September 30, 2017, were compensated for their management and administrative services to the Fund in the amount of $199,368.  The compensation and benefits expense is comprised of salary, payroll taxes and health insurance.

Mutual Shareholder Services, LLC (“MSS”) serves as the Fund’s transfer agent and fund accountant.  Under the terms of the Shareholder Servicing Agreement, MSS will be paid annual per account fees.  Under the terms of the Accounting Agreement, MSS is entitled to a monthly fee calculated at the annual rate of $21,000 on average net assets up to $25

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

million in addition to fees related to transfer agency services and certain other out of pocket expenses.  For the year ended September 30, 2017, the Fund incurred transfer agent and accounting fees and expenses of $36,759.

(5)

REPURCHASE OFFERS

Pursuant to the Fund’s fundamental policy (Note 1), the Board authorized the Fund to offer to repurchase 5% of its outstanding shares on August 31, 2017.  In accordance with SEC guidelines, the Fund’s Board can authorize an additional 2% of the shares outstanding if tendered shares exceed the offered amount. The Board did not authorize such additional 2% for the August 31, 2017 repurchase offer.  During the year ended September 30, 2017, the Fund repurchased shares as follows:

Repurchase request deadline	8/31/2017
Repurchase pricing date	9/8/2017
Shares repurchased	81,718
Percentage of Fund shares outstanding	5.00%

The Fund will, under normal circumstances, price such shares that are repurchased in connection with a repurchase offer at the Fund’s NAV determined after the close of business not more than 14 calendar days following the Repurchase Request Deadline (or on the next business day if the fourteenth day is not a business day).  Applicable regulations provide that a repurchase offer may be suspended only under limited specified circumstances.

(6)

FEDERAL INCOME TAXES

As of September 30, 2017, the cost of investments, gross unrealized appreciation and depreciation of investment securities and components of distributable earnings on a tax basis were as follows:

Cost of Investments	$ 27,035,301
Gross unrealized appreciation	$ 746
Gross unrealized depreciation	(9,195,277)
Net unrealized depreciation	(9,194,531)
Accumulated other losses	(6,925,149)
Accumulated undistributed net investment income	243,493
Total distributable earnings	$(15,876,187)

As of September 30, 2017, the difference between total distributable earnings on a book basis and tax basis is due primarily to timing differences in recognizing certain organizational expenses related to the commencement of operations. The difference between the cost of investments on a book basis and tax basis is due primarily to the

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

differing treatment for the recognition of interest income, and post-October loss deferral of $1,213,223.

As of September 30, 2017, the Fund had a capital loss carryforward totaling $5,707,926.  Of that amount $1,240 expires on September 30, 2019, and is treated as short-term capital loss.  The remaining $5,706,686 has no expiration and is treated as long-term capital loss.

The tax character of distributions paid for the year ended September 30, 2017, was as follows:

Ordinary income	$ 282,115

The tax character of distributions paid for the year ended September 30, 2016, was as follows:

Ordinary income	$ 375,810
Return of capital	$8,947,402

(7)

SIGNIFICANT RISKS

Concentration Risk. Because the Fund’s portfolio includes significant amounts of church-related obligations that are collateralized by interests in real property, it can be adversely affected by negative developments impacting church-related institutions, as well as by negative developments impacting real property generally. Such developments could include changes in tax or zoning laws, changes in government policies toward church-related institutions, and interest rate and other general economic changes, as well as changes affecting particular neighborhoods.

Church Securities. There is less readily available, reliable information about most Church Securities than is the case for many other types of securities. In addition, there is no nationally recognized independent rating organization that evaluates or provides ratings for Church Securities or for borrowers.

Illiquidity. Church Securities are not listed on any national securities exchange or automated quotation system and no active trading market exists for these instruments. As a result, Church Securities are generally illiquid, meaning that the Fund may not be able to sell them quickly at a fair price. The risks of illiquidity are particularly important when the Fund's operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. The market for illiquid securities is more volatile than the market for liquid securities. To the extent that a secondary market does exist for Church Securities, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no specified limitation on the amount of its assets that may be invested in securities that are not readily marketable or that are subject to restrictions on resale. The fact that a substantial portion of the Fund's assets are invested in Church Securities may restrict the ability of

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

the Fund to dispose of its investments in a timely fashion and at a fair price, and sales of these investments could result in capital losses to the Fund and a decline in the value of shares. An economic downturn, adverse developments affecting real estate or churches, or a substantial increase or decrease in interest rates will adversely affect the value of the Fund's portfolio instruments, and thus of its shares, and will further limit the ability of the Fund to dispose of portfolio securities.  The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund.  Illiquid securities are also difficult to value, meaning that the Fund's calculated net asset value may not accurately reflect the value that could be obtained for its assets upon sale.

Risk of Subordination. Church Securities are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate these instruments to presently existing or future indebtedness of the borrower or take other action detrimental to holders of the bonds or loans. Such court action could under certain circumstances include invalidation of bonds or loans.

Borrower Credit Risk. Church Securities, like most other debt obligations, are subject to the risk of default. Default in the payment of interest or principal on a Church Securities results in a reduction in income to the Fund, a reduction in the value of the Church Securities and a decrease in the Fund's net asset value per share. The risk of default increases in the event of an economic downturn, adverse developments affecting real estate or churches, or a substantial increase in interest rates. The economic downturn and adverse developments affecting real estate in recent years have had such negative effects on the Fund

In the event of bankruptcy of a particular issuer, the trustee with respect to a particular obligation may have discretion as to whether to liquidate the underlying collateral unless otherwise requested by the holders of a specified percentage of the outstanding unpaid principal amount of the obligation. There is no assurance that the trustee will decide to liquidate, or that the Fund will, alone, satisfy any applicable percentage test to require liquidation. There is also no assurance that the court will give the trustee the full benefit of its senior positions. In the event the trustee decides, or is required, to liquidate the collateral for a Church Security, there is no assurance that a buyer will be found or that the sale of the collateral would raise enough cash to satisfy the borrower's payment obligation. If the terms of a Church Security do not require the borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower's obligations under the Church Security.

General Credit Risk. The Fund’s investments in Church Securities and other securities may have speculative characteristics and changes in economic conditions or other circumstances may lead, and in recent years have led, to a weakened capacity to make principal and interest payments relative to obligations deemed of higher quality.

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Interest Rate and Maturity Risk. When interest rates fall, the values of already issued fixed income securities generally increase.  When interest rates rise, the values of already issued fixed income securities generally decline. Because the Fund has not recently been purchasing Church Securities, the stated maturity of the performing securities has continued to decline over time.  It is impossible to speculate when any non-performing securities may mature or have a partial prepayment. When securities have a prepayment, are refinanced or mature, the Fund has been reinvesting the money in liquid, public corporate bonds, and in other funds that invest in such bonds and money market instruments, which typically earn lower rates of interest than Church Securities. Investors should be aware that the longer the maturity of a fixed rate instrument, the greater the risk. Risks include a greater risk of borrower or issuer default and greater risk that interest rates will rise, which will negatively impact the value of the Fund's portfolio investments and the Fund's shares. Due to the illiquidity of the Church Securities markets, the Fund may be limited in its ability to turn over its investments to obtain instruments with more attractive rates of return.

Non-Diversified Status. The Fund has registered as a "non-diversified" investment company. This means that it may invest more than 5% of the value of its assets in the obligations of any single issuer, including obligations of a single borrower and thus is likely to have more of its assets invested in fewer issuers than if it were operated as a diversified investment company. The Fund does intend, however, to satisfy tax diversification requirements necessary to enable it to be taxed as a regulated investment company.

Cash Investment Risk. Under normal market conditions, the Fund may invest up to 20% of its net assets, plus the amount of any borrowings for investment purposes, in high-quality short-term debt securities, including money market funds, and open-end bond investment companies, and may invest up to 100% of its assets in such instruments for temporary defensive purposes.  Because of adverse market conditions in the Church Securities market and gradual liquidation of its Church Securities holdings, as noted earlier, the Fund has been invested more heavily in such non-Church Securities instruments in recent years. Under applicable regulatory requirements, the Fund also, for specified periods, is required to maintain liquid assets sufficient to satisfy its repurchase offers. (See Note 5.) “Repurchase Offers,” above.)  The Fund also needs cash to cover expenses and to pay out dividend income and capital gains, in accordance with applicable law. Such liquid investments are likely to include such short-term debt securities. These instruments are normally lower yielding than the Fund's Church Securities investments and, thus can reduce the Fund's yield and overall portfolio maturity.  Additionally, if the Fund’s cash flow from payments on Fund portfolio securities is insufficient to replenish its cash reserves to the extent required by applicable regulations to satisfy its repurchase obligations, it will be forced to borrow funds or seek regulatory or other solutions that may increase Fund expenses.  See also, "Investment in Other Investment Companies".

Real Estate Risk. Because the Fund’s Church Securities are backed by real estate, these investments are vulnerable to factors that affect the particular real estate and the local and

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

national real estate markets.  These factors include changes in local or national economic or employment conditions, which factors have negatively affected the value of the Fund’s Church Securities since 2009.  Other factors affecting the value of real estate investments include, but are not limited to, changes in interest rates or in zoning or tax laws, overbuilding, environmental problems, maintenance problems, operating costs and population changes.  Such factors affect not only the value of the collateral backing the Borrowers’ obligations, but also the ability of Borrowers to raise cash to meet these obligations by selling real estate.  Property tax liens would also affect the availability of cash to pay other creditors in the event of a sale of the real estate, through foreclosure or otherwise.  Furthermore, in the case of Church Securities, the property backing the securities may have limited suitability for other purposes.

Prepayment Risk. The maximum maturity of the performing securities in the Church Capital Fund is 21 years. It is impossible to speculate when any nonperforming securities may mature or have a partial prepayment.   In the event of prepayment, which can come from refinancing, a call or early payment of principal, in a lower or falling interest rate environment, the Fund would be required to reinvest the prepayment proceeds in lower-yielding obligations.

Valuation Risk. Because of the inherent uncertainty of valuations of Church Securities determined by utilizing the Fund’s procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material.

Discount Risk. There is no active trading market for Fund Shares. Therefore, a shareholder who wishes to sell his or her Shares and does not wish to participate in, or wait for, an annual repurchase offer or any discretionary repurchase offer or is not successful in having those Shares repurchased in an annual repurchase offer or in a discretionary repurchase offer, if any, will have difficulty selling the Shares in the secondary market and there is a significant risk that any such sale would be at a significant discount from the net asset value of the Shares.

Investment in Other Investment Companies. The Fund may invest in shares of other investment companies ("funds"). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the costs to the Fund of managing its assets will not be proportionally reduced.

(8)

CONTINGENCIES AND COMMITMENTS

Under the Fund’s organizational documents its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain various representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims against the

CHURCH CAPITAL FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

SEPTEMBER 30, 2017

Fund and is presently unknown.  However, the Fund considers the risk of loss from such potential claims to be remote.

(9)      OTHER MATTERS

As disclosed in the preceding footnotes, the Fund has certain obligations in the upcoming year, including the repurchase of shares from Fund shareholders in accordance with the Fund’s annual repurchase offer, requiring specific timely payments.  These obligations, along with the cash flow required to meet the Fund’s expenses of continued operation, require the Fund to be able to timely liquidate certain holdings, or enter into borrowings, in order to meet these obligations. Management of the Fund believes that at this time the Fund has sufficient liquidity, without borrowing, to satisfy its obligations for at least the next 24 months.

(10)     SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued.  There were no such events that required adjustment or disclosure for the period subsequent to September 30, 2017, through the date of issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Church Capital Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Church Capital Fund (the “Fund”) as of September 30, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Church Capital Fund as of September 30, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, the financial statements include investments valued at $8,410,471 (47% of net assets) as of September 30, 2017, whose fair values have been estimated by management in accordance with policies approved by and under the general oversight of the Board of Trustees in the absence of readily determinable fair values.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2017

CHURCH CAPITAL FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2017 (Unaudited)

PROXY VOTING GUIDELINES

Because the securities in which the Fund invests do not have voting rights, the Fund does not have proxy voting guidelines.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 713-624-2312 or 1-800-595-4533.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS

SEPTEMBER 30, 2017 (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the Trustees and executive officers of the Fund and their principal occupations during the last five years and other directorships held by the Trustees.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held By Trustee

Interested Trustee **

Edward L. Jaroski c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 70	Trustee, President & Chairman of the Board	From 2004

President and Director of Capstone Asset Management Company, Capstone Asset Planning Company and CFS Consulting Services, LLC; Director of Capstone Financial Services, Inc. (1987 – May 1, 2015); President/CEO of Capstone Financial Services, Inc. (1987 – May 1, 2015); President/CEO and Director of Capstone Financial Solutions, LLC (November 2008 – 2012); President/Director of Capstone Funds (1987-2016).

Director & Committee Member Theater Under the Stars; Director I-Am Capital Acquisition Company
Independent Trustees

John R. Parker c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 71	Trustee	From 2004	Self-employed Investor Consultant	Trustee, Dr. Francis S. Parker & Mary L. Parker Foundation.
Leonard B. Melley, Jr. * c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 58	Trustee	From 2004

CEO/President of Ballybunion Ent., Inc.; CEO/President of Freedom Stores, Inc. (1983-2016);  COO/Vice President of Freedom Acceptance, Co.;  COO/Vice President of MCS, Inc.; Chairman, Flexstar Financial Solution, LLC.

Board Member, Ballybunion Ent. Inc.; Board Member, MCS, Inc.
John M. Briggs, CPA c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 69	Trustee	From 2005	CPA.	Director-Healthcare Services Group, Inc. since 1992
William H. Herrmann, Jr. c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 71	Trustee	From 2011	Herrmann & Associates, Financial Services	Director, I-Am Capital Acquisition Company; Chairman – Beta RhoProperty Co., Inc. of Sigma Nu Fraternity Trustee – LuLu Shriners Investment Advisory Committee

* Mr. Melley is married to the sister of Mr. Jaroski's wife.

** The Interested Trustee is an Interested Trustee because he is an officer and an employee of the Church Capital Fund.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held By Trustee

Executive Officers

Claude C. Cody, IV c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 66	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset Management Company (2009-2016); Officer of Capstone Funds (2009-2016).	None
Carla D. Homer c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 58	Chief Compliance Officer, Secretary	From 2016

Chief Compliance Officer of Capstone Asset Management Company (July 2013 – October 2015); Vice President of Capstone Asset Management Company, Capstone Asset Planning Company, Capstone Financial Services, Inc. (1998-2015) and Officer of Capstone Funds (2004-2016).

None
Richard A. Nunn c/o 3375 Westpark Drive #472 Houston, TX 77005 Age: 70	Treasurer	From 2016

Sr. Vice President, Chief Compliance Officer of Capstone Asset Management Company (May 2004 – July 2013); Sr. Vice President of Capstone Financial Services, Inc. (May 2004 – July 2013); Sr. Vice President, Chief  Compliance Officer and Secretary of Capstone Financial Solutions, LLC (October 2008-2012); Sr. Vice President and Secretary of CFS Consulting Services, LLC (October 2008-2013); Officer of Steward Funds, Inc. (2004-2016); MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs (September 2000 – Present).

None

.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Church Capital Fund

HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

The Statement of Additional Information ("SAI"). The SAI contains more detail about some of the matters discussed in this Prospectus. The SAI is incorporated into the Prospectus by reference.

Annual and Semi-Annual Reports about the Fund describe its performance and list its portfolio securities. They also include letters from Fund management describing the Fund's strategies and discussing market conditions and trends and their implications for the Fund.

You may obtain free copies of the SAI or reports, or other information about the Fund or your account by calling 1-800-595-4533 or 713-624-2312.

You may also get copies of the SAI, reports, or other information about the Fund directly from the Securities and Exchange Commission ("SEC") by:

- visiting the SEC's public reference room. (Call 1-202-942-8090 for information or email publicinfo@sec.gov).
- sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
- visiting the SEC's website — http://www.sec.gov/

The Fund's Investment Company Act File Number with the SEC is: 811-21662.

Church Capital Fund
3375 Westpark Drive, #472
Houston, Texas 77005
1-800-595-4533

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Item 2. Code of Ethics.

(2)

As of the end of the period covered by the contained in Item 1 of this Form N-CSR, the registrant has adopted a code of ethics (“Code”), as defined in Item 2 of Form N-CSR, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

This code of ethics is included as an exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one Audit Committee Financial Expert serving on its Audit Committee.

3(a)(2) The Audit Committee Financial Expert is John Briggs, who is “Independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

 2017

2016

(a) Audit Fees

$80,000

$80,000

(b) Audit-Related Fees

$0

$0

© Tax Fees

$3,000

$3,000

(d) All Other Fees

$0

$0

(e) (1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

or that may be rendered by the Auditor to the Fund and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee.  In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e) (2) For the fiscal years ended September 30, 2017 and 2016, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)  Not applicable.

(g)  For the fiscal years ended September 30, 2017 and 2016, Cohen Fund Audit Services, Ltd. Billed $80,000 and $80,000 respectively.

(2)

Not applicable.

Item 5. Audit Committee of Listed Registrants.  Not applicable.

Item 6.  Investments.

(a) The Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(2)

Not applicable.

Item 7.  Disclosure Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing (registrant is a bond fund).

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(1)  The Fund’s portfolio managers are Claude C. Cody and Edward L. Jaroski.

(2)

The numbers of registered investment company accounts and private accounts, and assets in each category, managed by the portfolio manager is indicated in the following table.  The portfolio manager referenced in the table below does not manage any pooled investment vehicles other than registered investment companies.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

Portfolio Manager	Number of Registered Investment Companies	Assets under management (in millions)	Number of Private Accounts	Assets under management (in millions)	Total Assets (in millions)
Claude C. Cody	1	$17.9	0	$0	$17.9
Edward L. Jaroski	1	$17.9	0	$0	$17.9

(3)  None of the accounts managed by this portfolio manager has a performance fee-based investment advisory fee.  Portfolio managers are compensated on a fixed salary.   Managers are provided with a bonus depending on portfolio performance versus a benchmark and relative performance versus a universe of similar managers. 100% of bonuses are based on a one year period.

(4)(a)  Ownership of Securities:

The following table shows the dollar range of shares of the Fund owned by the Portfolio Manager as of September 30, 2017, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Portfolio Manager	Dollar Range of Fund Shares Owned
Claude C. Cody	$0.00
Edward L. Jaroski	$13,000

(b)  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company. Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders. Not applicable.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded,

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

processed summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

   Edward L. Jaroski,

   President and Treasurer

Date January 10, 2018

By /s/ Carla Homer

   Carla Homer,

   Secretary

Date January 10, 2018

By /s/ Richard A. Nunn

   Richard A. Nunn,

   Treasurer

Date January 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Edward L. Jaroski

   Edward L. Jaroski,

   President and Treasurer

Date January 10, 2018

By /s/ Carla Homer

CHURCH CAPITAL FUND

TRUSTEE AND EXECUTIVE OFFICERS (Continued)

SEPTEMBER 30, 2017 (Unaudited)

   Carla Homer,

   Secretary

Date January 10, 2018

By /s/ Richard A. Nunn

   Richard A. Nunn,

   Treasurer

Date January 10, 2018